SEGMENTS (Details 1) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	$ 1,165	$ 749
Amounts not allocated to segments [Abstract]
Depreciation and amortization	305	335
General and administrative expenses	304	307
Legal Settlements And Loss Contingencies	(25)	227
Impairments Restructuring And Others	119	299
Financial expenses - net	(298)	(192)
Income before income taxes	867	557
Segments and Other activities [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	1,820	1,826
Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	1,769	1,776
Generics [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	584	799
Specialty [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	1,185	977
All Other Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	51	50
Segment Reconciling Items [Member]
Amounts not allocated to segments [Abstract]
Depreciation and amortization	189	220
General and administrative expenses	304	307
Legal Settlements And Loss Contingencies	(25)	227
Impairments Restructuring And Others	119	299
Otehr Unallocated Amounts	$ 68	$ 24